Offerings	Sep. 13, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.125% Notes due 2032
Amount Registered | shares	715,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 715,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 105,534
Offering Note
(1)	The U.S. dollar equivalent of the amount registered has been calculated using the exchange rate for September 6, 2024 of U.S. $1.1084=EUR 1, as published by Bloomberg L.P.
(2)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $1,102,940,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2032
Amount Registered | shares	387,940,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 387,940,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 57,260
Offering Note
(1)	The U.S. dollar equivalent of the amount registered has been calculated using the exchange rate for September 6, 2024 of U.S. $1.1084=EUR 1, as published by Bloomberg L.P.
(2)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $1,102,940,000.

Offering: 3
Offering:
Fee Previously Paid	true
Security Class Title	0
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(2)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $1,102,940,000.